UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2652

Name of Registrant:	Vanguard Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1:	Schedule of Investments

Vanguard 500 Index Fund
Schedule of Investments
March 31, 2005

	Shares	Market Value ($000)
COMMON STOCKS (99.7%)

Auto & Transportation (2.4%)
United Parcel Service, Inc.	10,662,140	$775,564
FedEx Corp.	2,870,427	269,677
Ford Motor Co.	17,441,975	197,618
Burlington Northern Santa Fe Corp.	3,604,390	194,385
Union Pacific Corp.	2,486,303	173,295
Harley-Davidson, Inc.	2,781,396	160,653
General Motors Corp.	5,380,700	158,139
Norfolk Southern Corp.	3,813,131	141,276
PACCAR, Inc.	1,654,601	119,777
Southwest Airlines Co.	7,018,509	99,944
CSX Corp.	2,054,024	85,550
Genuine Parts Co.	1,664,379	72,384
Delphi Corp.	5,346,939	23,954
* Navistar International Corp.	626,909	22,819
* The Goodyear Tire & Rubber Co.	1,674,767	22,358
Dana Corp.	1,430,626	18,298
Cooper Tire & Rubber Co.	668,902	12,281
Visteon Corp.	1,234,253	7,048
* Delta Air Lines, Inc.	1,332,180	5,395

		2,560,415

Consumer Discretionary (13.7%)
Wal-Mart Stores, Inc.	32,274,593	1,617,280
Home Depot, Inc.	20,919,651	799,967
* Time Warner, Inc.	43,782,450	768,382
Viacom Inc. Class B	16,099,432	560,743
The Walt Disney Co.	19,504,177	560,355
Gillette Co.	9,443,802	476,723
The News Corp., Inc.	27,455,572	464,548
* eBay Inc.	11,530,006	429,608
Target Corp.	8,530,169	426,679
* Yahoo! Inc.	12,421,882	421,102
Lowe's Cos., Inc.	7,361,598	420,274
McDonald's Corp.	12,118,718	377,377
Kimberly-Clark Corp.	4,584,710	301,353
Carnival Corp.	5,018,952	260,032
Cendant Corp.	10,052,050	206,469
Costco Wholesale Corp.	4,499,815	198,802
* Starbucks Corp.	3,807,019	196,671
Avon Products, Inc.	4,492,197	192,895
Gannett Co., Inc.	2,392,696	189,214
NIKE, Inc. Class B	2,188,552	182,328
Clear Channel Communications, Inc.	5,020,995	173,074
* Kohl's Corp.	3,104,943	160,308
The McGraw-Hill Cos., Inc.	1,814,238	158,292
Omnicom Group Inc.	1,774,941	157,118
Waste Management, Inc.	5,415,509	156,237
Best Buy Co., Inc.	2,844,083	153,609
The Gap, Inc.	7,015,775	153,224
* Electronic Arts Inc.	2,933,446	151,894
Staples, Inc.	4,717,979	148,286
Yum! Brands, Inc.	2,775,725	143,810
J.C. Penney Co., Inc. (Holding Co.)	2,720,789	141,263
Marriott International, Inc. Class A	1,914,119	127,978
* Sears Holdings Corp.	938,605	124,994
Starwood Hotels & Resorts Worldwide, Inc.	2,023,976	121,499
* Apollo Group, Inc. Class A	1,578,673	116,917
Tribune Co.	2,841,460	113,289
TJX Cos., Inc.	4,590,460	113,063
* Bed Bath & Beyond, Inc.	2,882,705	105,334
* Coach, Inc.	1,821,364	103,144
May Department Stores Co.	2,781,542	102,973
Federated Department Stores, Inc.	1,611,856	102,578
Eastman Kodak Co.	2,731,014	88,894
Limited Brands, Inc.	3,639,427	88,438
International Game Technology	3,286,953	87,630
Mattel, Inc.	3,969,441	84,748
Hilton Hotels Corp.	3,664,923	81,911
* Univision Communications Inc.	2,780,540	76,993
Harrah's Entertainment, Inc.	1,084,353	70,028
Nordstrom, Inc.	1,200,960	66,509
* Office Depot, Inc.	2,979,632	66,088
R.R. Donnelley & Sons Co.	2,051,927	64,882
* Fisher Scientific International Inc.	1,117,288	63,596
Dollar General Corp.	2,871,761	62,920
Black & Decker Corp.	764,145	60,360
Cintas Corp.	1,423,203	58,792
Newell Rubbermaid, Inc.	2,617,830	57,435
VF Corp.	952,486	56,330
* AutoZone Inc.	644,639	55,246
* Toys R Us, Inc.	2,048,643	52,773
Leggett & Platt, Inc.	1,818,050	52,505
New York Times Co. Class A	1,388,686	50,798
* Interpublic Group of Cos., Inc.	4,028,618	49,471
Family Dollar Stores, Inc.	1,597,567	48,502
Knight Ridder	719,243	48,369
Tiffany & Co.	1,386,009	47,845
Darden Restaurants Inc.	1,407,437	43,180
Whirlpool Corp.	637,068	43,149
Wendy's International, Inc.	1,085,783	42,389
Liz Claiborne, Inc.	1,034,053	41,497
Robert Half International, Inc.	1,534,471	41,369
* AutoNation, Inc.	2,151,223	40,744
Jones Apparel Group, Inc.	1,166,126	39,054
Alberto-Culver Co. Class B	808,191	38,680
RadioShack Corp.	1,509,948	36,994
International Flavors & Fragrances, Inc.	844,431	33,355
Hasbro, Inc.	1,591,075	32,537
The Stanley Works	716,645	32,443
* Monster Worldwide Inc.	1,150,674	32,276
OfficeMax, Inc.	890,495	29,832
Circuit City Stores, Inc.	1,823,275	29,264
Sabre Holdings Corp.	1,253,700	27,431
Reebok International Ltd.	533,974	23,655
Meredith Corp.	433,512	20,267
* Convergys Corp.	1,353,803	20,212
* Allied Waste Industries, Inc.	2,586,732	18,909
Dillard's Inc.	673,206	18,109
Snap-On Inc.	552,093	17,551
* Big Lots Inc.	1,075,311	12,925
Maytag Corp.	757,451	10,582
Viacom Inc. Class A	143,386	5,024
News Corp., Inc., Class B	9,800	173

		14,152,350

Consumer Staples (7.4%)
Altria Group, Inc.	19,706,520	1,288,609
The Procter & Gamble Co.	24,031,241	1,273,656
The Coca-Cola Co.	21,581,933	899,319
PepsiCo, Inc.	15,987,026	847,792
Walgreen Co.	9,730,073	432,210
Anheuser-Busch Cos., Inc.	7,401,599	350,762
Colgate-Palmolive Co.	5,006,203	261,174
Sysco Corp.	6,067,409	217,213
CVS Corp.	3,811,142	200,542
General Mills, Inc.	3,477,812	170,934
Sara Lee Corp.	7,519,491	166,632
Kellogg Co.	3,343,493	144,673
ConAgra Foods, Inc.	4,910,790	132,690
Hershey Foods Corp.	2,084,082	126,004
H.J. Heinz Co.	3,334,829	122,855
Wm. Wrigley Jr. Co.	1,863,169	122,168
* The Kroger Co.	6,974,977	111,809
The Clorox Co.	1,461,216	92,042
Campbell Soup Co.	3,101,892	90,017
Reynolds American Inc.	1,109,212	89,391
UST, Inc.	1,574,825	81,418
* Safeway, Inc.	4,263,045	78,994
Albertson's, Inc.	3,506,239	72,404
Coca-Cola Enterprises, Inc.	3,360,152	68,950
Molson Coors Brewing Co. Class B	766,100	59,120
The Pepsi Bottling Group, Inc.	1,883,542	52,457
Brown-Forman Corp. Class B	858,572	47,007
McCormick & Co., Inc.	1,294,239	44,561
SuperValu Inc.	1,287,053	42,923

		7,688,326

Financial Services (20.8%)
Citigroup, Inc.	49,779,089	2,237,072
Bank of America Corp.	38,616,739	1,702,998
American International Group, Inc.	24,812,223	1,374,845
JPMorgan Chase & Co.	33,854,097	1,171,352
Wells Fargo & Co.	16,154,570	966,043
Wachovia Corp.	15,104,209	768,955
Morgan Stanley	10,600,343	606,870
American Express Co.	11,175,658	574,094
U.S. Bancorp	17,656,019	508,846
Fannie Mae	9,220,630	502,063
Merrill Lynch & Co., Inc.	8,867,331	501,891
The Goldman Sachs Group, Inc.	4,265,503	469,163
Freddie Mac	6,554,127	414,221
Allstate Corp.	6,470,365	349,788
Washington Mutual, Inc.	8,318,922	328,597
First Data Corp.	7,639,107	300,293
MBNA Corp.	12,171,694	298,815
Prudential Financial, Inc.	4,991,809	286,530
Metropolitan Life Insurance Co.	6,982,161	273,002
Automatic Data Processing, Inc.	5,554,819	249,689
Lehman Brothers Holdings, Inc.	2,629,516	247,595
St. Paul Travelers Cos., Inc.	6,377,567	234,248
SunTrust Banks, Inc.	3,231,141	232,868
The Bank of New York Co., Inc.	7,415,609	215,423
Fifth Third Bancorp	4,954,533	212,946
BB&T Corp.	5,224,741	204,183
SLM Corp.	4,094,682	204,079
The Hartford Financial Services Group Inc.	2,817,044	193,137
National City Corp.	5,660,787	189,636
Countrywide Financial Corp.	5,529,230	179,479
AFLAC Inc.	4,780,829	178,134
Capital One Financial Corp.	2,354,727	176,063
Progressive Corp. of Ohio	1,907,139	174,999
Golden West Financial Corp.	2,690,116	162,752
Marsh & McLennan Cos., Inc.	5,038,674	153,276
The Chubb Corp.	1,824,778	144,650
Regions Financial Corp.	4,425,912	143,400
State Street Corp.	3,177,335	138,913
PNC Financial Services Group	2,692,446	138,607
Franklin Resources Corp.	1,884,296	129,357
Simon Property Group, Inc. REIT	2,106,933	127,638
KeyCorp	3,870,779	125,607
North Fork Bancorp, Inc.	4,483,577	124,374
Equity Office Properties Trust REIT	3,841,419	115,742
Mellon Financial Corp.	4,036,958	115,215
Charles Schwab Corp.	10,936,112	114,939
CIGNA Corp.	1,253,194	111,910
Loews Corp.	1,520,705	111,833
ACE Ltd.	2,707,339	111,732
Paychex, Inc.	3,387,872	111,190
The Principal Financial Group, Inc.	2,853,394	109,827
Bear Stearns Co., Inc.	1,079,215	107,814
Moody's Corp.	1,306,711	105,661
XL Capital Ltd. Class A	1,324,390	95,846
M & T Bank Corp.	936,860	95,616
* SunGard Data Systems, Inc.	2,751,845	94,939
Comerica, Inc.	1,621,347	89,304
AmSouth Bancorp	3,382,845	87,785
Equity Residential REIT	2,693,675	86,763
Northern Trust Corp.	1,937,575	84,168
Marshall & Ilsley Corp.	1,979,459	82,642
Synovus Financial Corp.	2,961,313	82,502
H & R Block, Inc.	1,574,209	79,623
Sovereign Bancorp, Inc.	3,570,310	79,118
Ambac Financial Group, Inc.	1,035,160	77,378
CIT Group Inc.	2,008,649	76,329
Lincoln National Corp.	1,660,800	74,968
* Fiserv, Inc.	1,841,102	73,276
MBIA, Inc.	1,340,583	70,086
T. Rowe Price Group Inc.	1,179,000	70,009
Aon Corp.	3,014,606	68,854
Cincinnati Financial Corp.	1,513,607	66,008
ProLogis REIT	1,751,857	64,994
Archstone-Smith Trust REIT	1,903,211	64,918
Jefferson-Pilot Corp.	1,300,538	63,791
Plum Creek Timber Co. Inc. REIT	1,750,952	62,509
Zions Bancorp	855,947	59,077
SAFECO Corp.	1,211,456	59,010
MGIC Investment Corp.	921,911	56,854
Torchmark Corp.	1,030,191	53,776
Compass Bancshares Inc.	1,177,081	53,439
Huntington Bancshares Inc.	2,208,679	52,787
UnumProvident Corp.	2,834,700	48,247
* Providian Financial Corp.	2,792,234	47,915
First Horizon National Corp.	1,172,965	47,845
* E*TRADE Financial Corp.	3,531,682	42,380
Equifax, Inc.	1,286,837	39,493
Apartment Investment & Management Co. Class A REIT	911,413	33,905
Janus Capital Group Inc.	2,251,174	31,404
Federated Investors, Inc.	906,937	25,675
Ryder System, Inc.	610,928	25,476
Dow Jones & Co., Inc.	672,929	25,147

		21,526,210

Health Care (12.7%)
Johnson & Johnson	28,328,399	1,902,535
Pfizer Inc.	71,073,458	1,867,100
* Amgen, Inc.	11,933,922	694,674
Abbott Laboratories	14,851,133	692,360
Merck & Co., Inc.	21,034,828	680,897
Medtronic, Inc.	11,522,401	587,066
UnitedHealth Group Inc.	6,110,944	582,862
Eli Lilly & Co.	10,790,787	562,200
Wyeth	12,727,826	536,860
Bristol-Myers Squibb Co.	18,615,525	473,951
* WellPoint Inc.	2,905,368	364,188
Schering-Plough Corp.	14,051,202	255,029
Cardinal Health, Inc.	4,130,681	230,492
Guidant Corp.	3,073,185	227,108
* Boston Scientific Corp.	7,240,318	212,069
Aetna Inc.	2,804,245	210,178
HCA Inc.	3,921,653	210,083
Baxter International, Inc.	5,903,576	200,603
* Zimmer Holdings, Inc.	2,350,077	182,859
* Caremark Rx, Inc.	4,353,425	173,179
Stryker Corp.	3,569,513	159,236
* Gilead Sciences, Inc.	4,124,122	147,644
Becton, Dickinson & Co.	2,409,371	140,755
* Genzyme Corp.-General Division	2,361,275	135,159
* Medco Health Solutions, Inc.	2,623,072	130,026
* St. Jude Medical, Inc.	3,438,080	123,771
* Forest Laboratories, Inc.	3,347,342	123,684
* Biogen Idec Inc.	3,177,561	109,658
McKesson Corp.	2,812,131	106,158
Quest Diagnostics, Inc.	869,505	91,411
Biomet, Inc.	2,407,102	87,378
Allergan, Inc.	1,253,662	87,092
C.R. Bard, Inc.	997,677	67,922
* Express Scripts Inc.	724,723	63,189
* Laboratory Corp. of America Holdings	1,286,456	62,007
Health Management Associates Class A	2,324,482	60,855
AmerisourceBergen Corp.	1,058,812	60,659
* MedImmune Inc.	2,369,471	56,417
IMS Health, Inc.	2,209,600	53,892
* Tenet Healthcare Corp.	4,461,394	51,440
* Chiron Corp.	1,406,173	49,300
* Humana Inc.	1,531,986	48,932
* Hospira, Inc.	1,487,415	47,999
Mylan Laboratories, Inc.	2,564,886	45,450
Bausch & Lomb, Inc.	511,253	37,475
* Watson Pharmaceuticals, Inc.	1,043,283	32,060
Manor Care, Inc.	821,356	29,865
* Millipore Corp.	474,150	20,578
* King Pharmaceuticals, Inc.	2,301,265	19,124

		13,095,429

Integrated Oils (6.0%)
ExxonMobil Corp.	60,829,754	3,625,453
ChevronTexaco Corp.	20,047,806	1,168,988
ConocoPhillips Co.	6,628,578	714,826
Occidental Petroleum Corp.	3,784,181	269,320
Unocal Corp.	2,577,525	159,007
Marathon Oil Corp.	3,305,737	155,105
Amerada Hess Corp.	811,956	78,118

		6,170,817

Other Energy (2.7%)
Schlumberger Ltd.	5,616,671	395,863
Devon Energy Corp.	4,567,130	218,080
Halliburton Co.	4,805,588	207,842
Apache Corp.	3,110,053	190,429
Burlington Resources, Inc.	3,685,823	184,549
Valero Energy Corp.	2,444,876	179,136
Anadarko Petroleum Corp.	2,256,190	171,696
* Transocean Inc.	3,059,531	157,443
Baker Hughes, Inc.	3,221,690	143,333
Kerr-McGee Corp.	1,554,943	121,799
EOG Resources, Inc.	2,276,600	110,961
XTO Energy, Inc.	3,309,312	108,678
Williams Cos., Inc.	5,431,992	102,176
BJ Services Co.	1,547,581	80,289
* Nabors Industries, Inc.	1,348,948	79,777
* National-Oilwell Varco Inc.	1,598,447	74,647
Noble Corp.	1,291,399	72,590
Sunoco, Inc.	660,780	68,404
El Paso Corp.	6,127,264	64,826
Rowan Cos., Inc.	1,021,953	30,587
* Calpine Corp.	5,090,667	14,254
* Dynegy, Inc.	3,154,791	12,335

		2,789,694

Materials & Processing (3.8%)
E.I. du Pont de Nemours & Co.	9,497,864	486,671
Dow Chemical Co.	9,084,135	452,844
Alcoa Inc.	8,302,470	252,312
Newmont Mining Corp. (Holding Co.)	4,228,775	178,666
International Paper Co.	4,671,047	171,848
Monsanto Co.	2,536,553	163,608
Weyerhaeuser Co.	2,312,366	158,397
Masco Corp.	4,267,829	147,966
Praxair, Inc.	3,074,601	147,150
Archer-Daniels-Midland Co.	5,936,384	145,916
Air Products & Chemicals, Inc.	2,168,179	137,224
PPG Industries, Inc.	1,649,940	118,004
Phelps Dodge Corp.	920,755	93,668
Rohm & Haas Co.	1,852,182	88,905
Georgia Pacific Group	2,475,284	87,848
Nucor Corp.	1,522,002	87,606
American Standard Cos., Inc.	1,716,470	79,782
Ecolab, Inc.	2,103,453	69,519
Freeport-McMoRan Copper & Gold, Inc. Class B	1,705,103	67,539
MeadWestvaco Corp.	1,930,522	61,429
Avery Dennison Corp.	968,033	59,950
Vulcan Materials Co.	980,381	55,715
United States Steel Corp.	1,087,530	55,301
Sherwin-Williams Co.	1,205,738	53,040
Fluor Corp.	815,500	45,203
Eastman Chemical Co.	742,679	43,818
Ball Corp.	1,047,987	43,471
Ashland, Inc.	632,144	42,651
* Sealed Air Corp.	796,306	41,360
Sigma-Aldrich Corp.	655,775	40,166
Temple-Inland Inc.	545,029	39,542
Engelhard Corp.	1,164,206	34,961
* Pactiv Corp.	1,414,299	33,024
Bemis Co., Inc.	1,020,115	31,746
Louisiana-Pacific Corp.	1,055,241	26,529
Allegheny Technologies Inc.	853,205	20,571
Great Lakes Chemical Corp.	489,933	15,737
* Hercules, Inc.	1,066,851	15,448

		3,895,135

Producer Durables (4.1%)
United Technologies Corp.	4,879,123	496,012
The Boeing Co.	7,930,006	463,588
Caterpillar, Inc.	3,266,880	298,723
Emerson Electric Co.	3,994,651	259,373
* Applied Materials, Inc.	15,888,436	258,187
Illinois Tool Works, Inc.	2,617,118	234,311
Lockheed Martin Corp.	3,824,273	233,510
Northrop Grumman Corp.	3,432,041	185,262
Deere & Co.	2,351,821	157,878
Danaher Corp.	2,621,504	140,015
* Xerox Corp.	9,120,311	138,173
Ingersoll-Rand Co.	1,651,018	131,504
Pitney Bowes, Inc.	2,199,018	99,220
* Lexmark International, Inc.	1,206,219	96,461
* Agilent Technologies, Inc.	4,117,506	91,409
* KLA-Tencor Corp.	1,872,300	86,145
Pulte Homes, Inc.	1,128,709	83,107
Rockwell Collins, Inc.	1,699,368	80,873
Dover Corp.	1,940,471	73,330
Parker Hannifin Corp.	1,144,757	69,739
Centex Corp.	1,205,584	69,044
Cooper Industries, Inc. Class A	882,642	63,127
W.W. Grainger, Inc.	794,579	49,478
KB HOME	396,967	46,628
American Power Conversion Corp.	1,712,756	44,720
Goodrich Corp.	1,143,787	43,796
Molex, Inc.	1,593,370	42,001
* Waters Corp.	1,151,075	41,197
* Thermo Electron Corp.	1,524,049	38,543
Novellus Systems, Inc.	1,331,935	35,603
Pall Corp.	1,181,408	32,040
Cummins Inc.	407,802	28,689
* Teradyne, Inc.	1,850,151	27,012
Tektronix, Inc.	851,914	20,897
* Andrew Corp.	1,533,947	17,963
Molex, Inc. Class A	4,051	96

		4,277,654

Technology (13.5%)
Microsoft Corp.	96,394,333	2,329,851
International Business Machines Corp.	15,553,111	1,421,243
Intel Corp.	59,321,163	1,378,031
* Cisco Systems, Inc.	61,578,473	1,101,639
* Dell Inc.	23,425,549	900,010
Hewlett-Packard Co.	27,584,342	605,200
QUALCOMM Inc.	15,678,451	574,615
* Oracle Corp.	42,806,014	534,219
Texas Instruments, Inc.	16,397,965	417,984
Motorola, Inc.	23,356,961	349,654
* Apple Computer, Inc.	7,784,657	324,387
* EMC Corp.	22,915,979	282,325
General Dynamics Corp.	1,906,483	204,089
Raytheon Co.	4,316,346	167,043
Adobe Systems, Inc.	2,318,005	155,700
* Corning, Inc.	13,429,640	149,472
* Symantec Corp.	6,759,326	144,176
Computer Associates International, Inc.	5,070,117	137,400
* Sun Microsystems, Inc.	32,178,992	130,003
Analog Devices, Inc.	3,548,721	128,251
Maxim Integrated Products, Inc.	3,112,389	127,203
* Lucent Technologies, Inc.	42,211,168	116,081
Linear Technology Corp.	2,925,248	112,066
Electronic Data Systems Corp.	4,931,241	101,929
Xilinx, Inc.	3,320,114	97,047
* Network Appliance, Inc.	3,488,002	96,478
Rockwell Automation, Inc.	1,666,757	94,405
* Veritas Software Corp.	4,021,375	93,376
* Computer Sciences Corp.	1,820,432	83,467
* Broadcom Corp.	2,770,666	82,898
L-3 Communications Holdings, Inc.	1,097,022	77,911
* Intuit, Inc.	1,766,280	77,310
* Altera Corp.	3,546,621	70,152
National Semiconductor Corp.	3,384,775	69,760
Autodesk, Inc.	2,186,310	65,065
* Affiliated Computer Services, Inc. Class A	1,206,695	64,244
* Advanced Micro Devices, Inc.	3,752,875	60,496
* Micron Technology, Inc.	5,847,544	60,464
* NCR Corp.	1,773,962	59,853
* Freescale Semiconductor, Inc.	3,106,387	53,585
* Avaya Inc.	4,574,731	53,433
* Jabil Circuit, Inc.	1,748,338	49,863
* Comverse Technology, Inc.	1,882,914	47,487
* Siebel Systems, Inc.	4,904,187	44,775
Scientific-Atlanta, Inc.	1,449,384	40,902
* Citrix Systems, Inc.	1,614,516	38,458
* Mercury Interactive Corp.	804,577	38,121
* NVIDIA Corp.	1,583,393	37,621
Applera Corp.-Applied Biosystems Group	1,870,314	36,920
* QLogic Corp.	875,558	35,460
Symbol Technologies, Inc.	2,313,090	33,517
* Tellabs, Inc.	4,401,744	32,133
* Solectron Corp.	9,251,713	32,103
* BMC Software, Inc.	2,110,799	31,662
* Compuware Corp.	3,690,270	26,570
* Sanmina-SCI Corp.	4,986,588	26,030
PerkinElmer, Inc.	1,234,996	25,478
* JDS Uniphase Corp.	13,763,775	22,986
* Unisys Corp.	3,213,424	22,687
* Novell, Inc.	3,613,466	21,536
* LSI Logic Corp.	3,667,647	20,502
* ADC Telecommunications, Inc.	7,722,907	15,369
* PMC Sierra Inc.	1,712,432	15,069
* Parametric Technology Corp.	2,576,812	14,404
* Freescale Semiconductor Inc.	719,000	12,187
* Gateway, Inc.	2,849,662	11,484
* Applied Micro Circuits Corp.	2,934,826	9,656
* CIENA Corp.	5,451,937	9,377

		13,904,872

Utilities (7.0%)
Verizon Communications Inc.	26,387,865	936,769
SBC Communications Inc.	31,469,994	745,524
* Comcast Corp. Class A	19,258,845	650,564
BellSouth Corp.	17,448,175	458,713
Sprint Corp.	14,080,118	320,323
* Nextel Communications, Inc.	10,733,673	305,051
Exelon Corp.	6,333,250	290,633
Duke Energy Corp.	8,935,300	250,278
Dominion Resources, Inc.	3,244,595	241,495
Southern Co.	7,076,476	225,244
TXU Corp.	2,288,427	182,227
ALLTEL Corp.	2,882,033	158,080
FPL Group, Inc.	3,726,521	149,620
Entergy Corp.	2,030,459	143,472
AT&T Corp.	7,624,386	142,957
FirstEnergy Corp.	3,142,163	131,814
American Electric Power Co., Inc.	3,652,013	124,388
Public Service Enterprise Group, Inc.	2,270,538	123,495
PG&E Corp.	3,436,349	117,180
Edison International	3,103,798	107,764
* AES Corp.	6,180,725	101,240
Progress Energy, Inc.	2,353,405	98,725
Consolidated Edison Inc.	2,310,740	97,467
PPL Corp.	1,801,595	97,268
Ameren Corp.	1,860,496	91,183
Sempra Energy	2,267,278	90,328
Constellation Energy Group, Inc.	1,684,699	87,099
Kinder Morgan, Inc.	1,046,236	79,200
DTE Energy Co.	1,657,202	75,370
Cinergy Corp.	1,823,316	73,881
Xcel Energy, Inc.	3,819,114	65,612
* Comcast Corp. Special Class A	1,814,271	60,597
KeySpan Corp.	1,531,995	59,702
* Qwest Communications International Inc.	15,921,429	58,909
NiSource, Inc.	2,583,983	58,889
CenturyTel, Inc.	1,282,338	42,112
Citizens Communications Co.	3,195,575	41,351
Pinnacle West Capital Corp.	872,691	37,098
CenterPoint Energy Inc.	2,758,263	33,182
TECO Energy, Inc.	1,968,558	30,867
* Allegheny Energy, Inc.	1,309,937	27,063
* CMS Energy Corp.	2,053,939	26,783
NICOR Inc.	420,525	15,597
Peoples Energy Corp.	361,517	15,155

		7,270,269

Other (5.6%)
General Electric Co.	100,972,668	3,641,074
Tyco International Ltd.	19,178,697	648,240
3M Co.	7,358,415	630,543
Honeywell International Inc.	8,104,822	301,580
Fortune Brands, Inc.	1,380,161	111,282
Johnson Controls, Inc.	1,821,136	101,547
Textron, Inc.	1,287,504	96,074
Eaton Corp.	1,456,530	95,257
ITT Industries, Inc.	879,053	79,326
Brunswick Corp.	922,965	43,241

		5,748,164

TOTAL COMMON STOCKS
(Cost $76,862,011)		103,079,335

TEMPORARY CASH INVESTMENTS (0.7%)

Money Market Funds (0.7%)
Vanguard Market Liquidity Fund, 2.748%**	698,361,183	648,361
	Face
	Amount
	($000)

U.S. Agency Obligation (0.0%)
Federal Home Loan Bank†
(1)2.555%, 4/20/2005	$25,000	24,962

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $673,328)		673,323

TOTAL INVESTMENTS (100.4%)
(Cost $77,535,339)		103,752,658

OTHER ASSETS AND LIABILITIES--NET (-0.4%)		(374,468)

NET ASSETS (100%)		$103,378,190

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line-of-credit) would require congressional action.
(1)Security segregated as initial margin for open futures contracts. REIT-Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2005, the cost of investment securities for tax purposes was $77,535,339,000. Net unrealized appreciation of investment securities for tax purposes was $26,217,319,000, consisting of unrealized gains of $34,624,218,000 on securities that had risen in value since their purchase and $8,406,899,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2005, the aggregate settlement value of open futures contracts expiring in June 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	738	$218,429	($5,655)
E-mini S&P 500 Index	194	11,484	91

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 17, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.